Consolidated Statements of Comprehensive Income/(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Revenues	$ 733,872	$ 835,576	$ 749,890
Cost of revenues:
Cost of revenues	191,573	204,671	217,437
Gross profit	542,299	630,905	532,453
Operating expenses:
Product development	260,772	268,863	241,941
Sales and marketing	225,480	182,690	159,787
General and administrative (including expenses generated from a related party of $55, $35 and nil, respectively, for 2020, 2021 and 2022)	56,920	81,880	57,354
Total operating expenses	543,172	533,433	459,082
Operating profit/(loss)	(873)	97,472	73,371
Other income, net	17,643	29,416	25,993
Interest income (including interest income generated from a related party of $810, nil and nil, respectively, for 2020, 2021 and 2022)	17,311	15,641	7,369
Interest expense (including interest expense generated from a related party of $588, nil, and nil, respectively, for 2020, 2021 and 2022)	0	(7,500)	(6,234)
Exchange difference	6,524	(3,462)	(3,800)
Income before income tax expense	40,605	131,567	96,699
Income tax expense	57,946	62,296	133,226
Net income/(loss) from continuing operations	(17,341)	69,271	(36,527)
Net income/(loss) from discontinued operations, net of tax	0	864,902	(91,793)
Net income/(loss)	(17,341)	934,173	(128,320)
Less: Net income/(loss) from continuing operations attributable to the noncontrolling interest shareholders	2	(3)	18,448
Less: Net income/(loss) from discontinued operations attributable to the noncontrolling interest shareholders	0	6,451	(60,656)
Net income/(loss) from continuing operations attributable to Sohu.com Limited	(17,343)	69,274	(54,975)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited	0	858,451	(31,137)
Net income/(loss) attributable to Sohu.com Limited	(17,343)	927,725	(86,112)
Net income/(loss)	(17,341)	934,173	(128,320)
Foreign currency translation adjustments	(83,982)	23,474	11,972
Other comprehensive income/(loss)	(83,982)	23,474	11,972
Comprehensive income/(loss)	(101,323)	957,647	(116,348)
Less: Comprehensive income/(loss) attributable to noncontrolling interest shareholders	2	7,966	(35,074)
Comprehensive income/(loss) attributable to Sohu.com Limited	$ (101,325)	$ 949,681	$ (81,274)
Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ (0.5)	$ 1.75	$ (1.39)
Discontinued operations	0	21.74	(0.79)
Net income/(loss) per share	$ (0.5)	$ 23.49	$ (2.18)
Shares used in computing basic net income/(loss) per share attributable to Sohu.com Limited	34,945	39,501	39,452
Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ (0.5)	$ 1.75	$ (1.4)
Discontinued operations	0	21.74	(0.79)
Net income/(loss) per share	$ (0.5)	$ 23.49	$ (2.19)
Shares used in computing diluted net income/(loss) per share attributable to Sohu.com Limited	34,945	39,501	39,452
Brand advertising [Member]
Revenues:
Revenues	$ 103,233	$ 134,967	$ 146,526
Cost of revenues:
Cost of revenues	86,642	99,522	105,604
Online games [Member]
Revenues:
Revenues	585,424	638,225	536,684
Cost of revenues:
Cost of revenues	91,001	87,616	91,526
Others [Member]
Revenues:
Revenues	45,215	62,384	66,680
Cost of revenues:
Cost of revenues	$ 13,930	$ 17,533	$ 20,307